Annual Total Returns[BarChart] - Invesco Real Estate Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.58%	16.55%	1.79%	28.12%	1.72%	5.80%	8.43%	(5.66%)	27.78%	(10.77%)